Investments in Associates and Other Companies (Details) - Schedule of Fair Value of these Equity Investments - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of these Equity Investments [Line Items]
Investment value	$ 3,468	$ 3,594
Stock exchange
Schedule of Fair Value of these Equity Investments [Line Items]
Investment value	3,451	3,575
Others
Schedule of Fair Value of these Equity Investments [Line Items]
Investment value	$ 17	$ 19